NOTES AND LOANS PAYABLE (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Interest expense	$ 117,623	$ 292,025
Unaffiliated Parties [Member]
Short-Term Debt [Line Items]
Interest expense	99,968	191,105
Related Parties [Member]
Short-Term Debt [Line Items]
Interest expense	4,156	10,621
Total [Member]
Short-Term Debt [Line Items]
Interest expense	$ 104,124	$ 201,726